Other Operating (Losses) Gains, Net (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Other Operating (Losses) Gains, Net [Abstract]
Impairment loss			$ 84,469